Prepayments (Tables)	6 Months Ended
Jun. 30, 2026
Prepayments [Abstract]
Schedule of Prepayments of Non-Current and Current
	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Non-current prepayments
Consultant services	9,459,196	10,412,627	2,549,740
Licensing	8,262,047	8,262,047	2,023,127
Server infrastructure	28,483,410	28,483,410	6,974,732
Project management services	4,853,954	4,234,301	1,036,853
Advertisement services	-	350,042	85,715
	51,058,607	51,742,427	12,670,167
	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Current prepayments
Consultant services	2,522,452	3,756,088	919,753
Project management services	1,239,306	1,239,306	303,469
Advertisement services	-	381,863	93,507
	3,761,758	5,377,257	1,316,729